NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share

	Year Ended December 31,
(In thousands, except share and per share data)	2025	2024	2023
Numerator:
Net loss attributable to CASI Pharmaceuticals, Inc.	$(48,058)	$(39,258)	$(26,960)
Denominator:
Weighted-average shares outstanding used in computing net loss per share, basic and diluted	18,538,046	15,340,277	13,360,185
Denominator for basic and diluted net loss per share calculation	18,538,046	15,340,277	13,360,185
Net loss per share
— Basic and diluted	$(2.59)	$(2.56)	$(2.02)